SEGMENT RESULTS (Details 1) - USD ($)		12 Months Ended
	Jun. 10, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Total income (loss) from continuing operations before income tax		$ (1,203,464)	$ 5,217,356	$ (41,553,508)
Corporate unallocated costs		(1,772,241)	(1,319,939)	(1,351,921)
Interest revenue		9,802	7	0
Interest expense		(280,670)	(287,231)	(859,328)
Depreciation and amortization expense		(665,647)	(616,995)	(500,906)
Significant noncash items other than depreciation and amortization expense		(1,513,433)	(1,281,052)	(749,935)
Change in value of derivatives		7,394,006	20,340,874	(35,430,386)
Gain on sale of investment	$ 1,670,685	0	1,670,685	0
Business Segment [Member]
Total income (loss) from continuing operations before income tax		$ (4,365,483)	$ (13,288,987)	$ (2,661,031)